UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT Global Equity Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (97.9%)(a)
		Shares	Value

Aerospace and defense (2.0%)

L-3 Communications Holdings, Inc.		8,300	$867,516

Northrop Grumman Corp.		9,700	1,609,715

Raytheon Co.		8,600	939,636

			3,416,867
Airlines (2.1%)

American Airlines Group, Inc.		32,400	1,258,092

International Consolidated Airlines Group SA (Spain)(NON)		115,603	1,031,670

Spirit Airlines, Inc.(NON)		25,200	1,191,960

			3,481,722
Automobiles (2.2%)

Yamaha Motor Co., Ltd. (Japan)		187,700	3,785,709

			3,785,709
Banks (4.1%)

Bank of America Corp.		44,260	689,571

Bank of Ireland (Ireland)(NON)		5,515,694	2,147,246

ING Groep NV GDR (Netherlands)		57,128	810,971

Metro Bank PLC (acquired 1/15/14, cost $662,427) (Private) (United Kingdom)(F)(RES)(NON)		31,120	752,051

Natixis SA (France)		173,231	957,136

Permanent TSB Group Holdings PLC (Ireland)(NON)		292,422	1,554,812

			6,911,787
Beverages (1.4%)

Anheuser-Busch InBev SA/NV ADR (Belgium)		7,500	797,400

SABMiller PLC (United Kingdom)		26,471	1,500,017

			2,297,417
Biotechnology (2.0%)

AMAG Pharmaceuticals, Inc.(NON)(S)		14,400	572,112

Biogen, Inc.(NON)		4,200	1,225,602

Celgene Corp.(NON)		9,800	1,060,066

PTC Therapeutics, Inc.(NON)(S)		21,200	566,040

			3,423,820
Building products (2.3%)

Assa Abloy AB Class B (Sweden)		90,646	1,628,164

Fortune Brands Home & Security, Inc.		29,815	1,415,318

LIXIL Group Corp. (Japan)		44,800	911,146

			3,954,628
Capital markets (2.1%)

Charles Schwab Corp. (The)		30,900	882,504

E*Trade Financial Corp.(NON)		64,393	1,695,468

Morgan Stanley		29,110	916,965

			3,494,937
Chemicals (2.2%)

Axiall Corp.		26,233	411,596

Monsanto Co.		16,486	1,406,915

Sherwin-Williams Co. (The)		3,400	757,452

Symrise AG (Germany)		20,503	1,231,594

			3,807,557
Commercial services and supplies (1.1%)

dorma + kaba Holding AG Class B (Switzerland)		1,725	1,060,439

Regus PLC (United Kingdom)		176,533	820,526

			1,880,965
Consumer finance (0.5%)

American Express Co.		11,000	815,430

			815,430
Containers and packaging (0.9%)

Sealed Air Corp.(S)		34,100	1,598,608

			1,598,608
Diversified consumer services (0.5%)

Service Corporation International		31,400	850,940

			850,940
Diversified financial services (0.6%)

Eurazeo SA (France)		14,504	965,118

			965,118
Diversified telecommunication services (2.8%)

Com Hem Holding AB (Sweden)		122,297	1,022,797

Koninklijke KPN NV (Netherlands)		337,334	1,264,448

Level 3 Communications, Inc.(NON)		17,000	742,730

Telecom Italia SpA RSP (Italy)		1,695,904	1,740,410

			4,770,385
Electric utilities (1.4%)

Exelon Corp.		82,606	2,453,398

			2,453,398
Energy equipment and services (0.9%)

Ezion Holdings, Ltd. (Singapore)(S)		1,327,600	611,017

Halliburton Co.		27,400	968,590

			1,579,607
Food and staples retail (0.5%)

United Natural Foods, Inc.(NON)		18,100	878,031

			878,031
Food products (4.9%)

Associated British Foods PLC (United Kingdom)		30,941	1,568,124

JM Smucker Co. (The)		19,200	2,190,528

Kerry Group PLC Class A (Ireland)		13,603	1,022,904

Kraft Heinz Co. (The)		10,400	734,032

Nestle SA (Switzerland)		17,058	1,284,578

Nomad Foods, Ltd. (United Kingdom)(NON)		8,261	130,129

Pinnacle Foods, Inc.		33,500	1,402,980

			8,333,275
Health-care equipment and supplies (1.1%)

C.R. Bard, Inc.		4,600	857,026

Cooper Cos., Inc. (The)		7,100	1,056,906

			1,913,932
Health-care providers and services (2.6%)

Capital Senior Living Corp.(NON)		45,802	918,330

Cardinal Health, Inc.		28,700	2,204,734

Universal Health Services, Inc. Class B		9,900	1,235,619

			4,358,683
Hotels, restaurants, and leisure (3.8%)

Accor SA (France)		18,703	875,538

Compass Group PLC (United Kingdom)		82,555	1,317,998

Dalata Hotel Group PLC (Ireland)(NON)(FWC)		264,585	1,278,328

Hilton Worldwide Holdings, Inc.		48,241	1,106,649

NH Hotel Group SA (Spain)(NON)		191,075	1,022,136

Thomas Cook Group PLC (United Kingdom)(NON)		463,243	812,949

			6,413,598
Household durables (2.2%)

CalAtlantic Group, Inc.(NON)		96,842	774,736

PulteGroup, Inc.		92,575	1,746,890

Techtronic Industries Co., Ltd. (Hong Kong)		335,000	1,247,711

			3,769,337
Independent power and renewable electricity producers (2.5%)

Calpine Corp.(NON)		169,469	2,474,247

NRG Energy, Inc.		114,301	1,697,370

			4,171,617
Insurance (5.3%)

Admiral Group PLC (United Kingdom)		40,101	912,963

American International Group, Inc.		42,413	2,409,907

Assured Guaranty, Ltd.		57,900	1,447,500

Hartford Financial Services Group, Inc. (The)(S)		54,622	2,500,595

Prudential PLC (United Kingdom)		51,227	1,082,967

St James's Place PLC (United Kingdom)		55,163	710,136

			9,064,068
Internet and catalog retail (1.7%)

Amazon.com, Inc.(NON)		3,500	1,791,615

FabFurnish GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)		3	3

Global Fashion Holding SA (acquired 8/2/13, cost $219,415) (Private) (Brazil)(F)(RES)(NON)		5,179	134,885

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)		3	3

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)		1	1

Zalando SE (Germany)(NON)		28,615	947,774

			2,874,281
Internet software and services (4.2%)

Facebook, Inc. Class A(NON)		14,800	1,330,520

Google, Inc. Class C(NON)		6,011	3,657,213

GrubHub, Inc.(NON)(S)		27,900	679,086

Yahoo!, Inc.(NON)		53,700	1,552,467

			7,219,286
IT Services (1.6%)

Computer Sciences Corp.		16,000	982,080

Visa, Inc. Class A		26,076	1,816,454

			2,798,534
Leisure products (0.6%)

Brunswick Corp.		22,400	1,072,736

			1,072,736
Media (5.1%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)		99,213	1,262,382

Charter Communications, Inc. Class A(NON)(S)		7,400	1,301,290

DISH Network Corp. Class A(NON)		16,400	956,776

Global Mediacom Tbk PT (Indonesia)		7,061,800	456,824

Liberty Global PLC Ser. A (United Kingdom)(NON)		24,861	1,067,531

Live Nation Entertainment, Inc.(NON)		31,700	762,068

Mediaset SpA (Italy)		254,880	1,174,792

Numericable-SFR (France)(NON)		34,801	1,611,861

			8,593,524
Multi-utilities (0.9%)

Veolia Environnement SA (France)		64,679	1,482,206

			1,482,206
Oil, gas, and consumable fuels (2.9%)

Anadarko Petroleum Corp.		21,700	1,310,463

Cabot Oil & Gas Corp.		35,685	780,074

Exxon Mobil Corp.		22,700	1,687,745

Genel Energy PLC (United Kingdom)(NON)(S)		100,775	423,903

MarkWest Energy Partners LP		14,901	639,402

			4,841,587
Personal products (1.7%)

Coty, Inc. Class A(NON)(S)		78,100	2,113,386

Edgewell Personal Care Co.		10,100	824,160

			2,937,546
Pharmaceuticals (7.3%)

Astellas Pharma, Inc. (Japan)		120,400	1,563,043

AstraZeneca PLC (United Kingdom)		29,632	1,880,546

Bristol-Myers Squibb Co.		18,500	1,095,200

Impax Laboratories, Inc.(NON)		26,000	915,460

Jazz Pharmaceuticals PLC(NON)		6,800	903,108

Novartis AG (Switzerland)		32,113	2,958,081

Sanofi (France)		13,553	1,291,135

Shionogi & Co., Ltd. (Japan)		30,000	1,078,362

Valeant Pharmaceuticals International, Inc.(NON)		4,300	767,034

			12,451,969
Real estate investment trusts (REITs) (1.1%)

Altisource Residential Corp.		25,573	355,976

Hibernia REIT PLC (Ireland)		1,047,629	1,483,850

			1,839,826
Real estate management and development (2.4%)

Howard Hughes Corp. (The)(NON)		7,600	872,024

Kennedy-Wilson Holdings, Inc.(S)		44,352	983,284

RE/MAX Holdings, Inc. Class A		39,750	1,430,205

Sumitomo Realty & Development Co., Ltd. (Japan)		27,000	862,448

			4,147,961
Road and rail (0.9%)

Union Pacific Corp.		16,500	1,458,765

			1,458,765
Semiconductors and semiconductor equipment (1.7%)

Micron Technology, Inc.(NON)		57,498	861,320

SK Hynix, Inc. (South Korea)		27,983	799,680

Sumco Corp. (Japan)		94,100	844,605

SunEdison, Inc.(NON)(S)		62,400	448,032

			2,953,637
Software (2.5%)

Activision Blizzard, Inc.		35,555	1,098,294

Nintendo Co., Ltd. (Japan)		7,500	1,267,063

RIB Software AG (Germany)(S)		65,918	1,035,870

TiVo, Inc.(NON)		93,109	806,324

			4,207,551
Specialty retail (3.3%)

Advance Auto Parts, Inc.		8,000	1,516,240

Home Depot, Inc. (The)		12,165	1,404,936

Lowe's Cos., Inc.		18,754	1,292,526

Sally Beauty Holdings, Inc.(NON)		33,500	795,625

Tile Shop Holdings, Inc.(NON)(S)		55,911	669,814

			5,679,141
Technology hardware, storage, and peripherals (0.5%)

Samsung Electronics Co., Ltd. (South Korea)		927	891,493

			891,493
Textiles, apparel, and luxury goods (0.8%)

Luxottica Group SpA (Italy)		19,918	1,384,584

			1,384,584
Thrifts and mortgage finance (0.5%)

Dewan Housing Finance Corp., Ltd. (India)		31,464	105,922

Radian Group, Inc.		45,279	720,389

			826,311
Tobacco (2.7%)

Imperial Tobacco Group PLC (United Kingdom)		42,819	2,216,234

Japan Tobacco, Inc. (Japan)		74,800	2,326,865

			4,543,099
Transportation infrastructure (0.7%)

Aena SA (Spain)(NON)		11,081	1,223,664

			1,223,664
Wireless telecommunication services (2.8%)

Bharti Infratel, Ltd. (India)		205,196	1,111,823

KDDI Corp. (Japan)		31,700	709,900

SBA Communications Corp. Class A(NON)		11,200	1,173,088

Vodafone Group PLC ADR (United Kingdom)		56,200	1,783,788

			4,778,599

Total common stocks (cost $169,537,504)			$166,597,736

CONVERTIBLE PREFERRED STOCKS (0.5%)(a)
		Shares	Value

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $801,843) (Private)(F)(RES)(NON)		23,711	$845,883

Total convertible preferred stocks (cost $801,843)			$845,883

U.S. TREASURY OBLIGATIONS (0.1%)(a)
		Principal amount	Value

U.S. Treasury Notes 1.625%, July 31, 2020(i)		$244,000	$247,660

Total U.S. treasury obligations (cost $247,660)			$247,660

SHORT-TERM INVESTMENTS (8.2%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)	Shares	10,836,016	$10,836,016

Putnam Short Term Investment Fund 0.13%(AFF)	Shares	1,980,360	1,980,360

SSgA Prime Money Market Fund Class N 0.09%(P)	Shares	160,000	160,000

U.S. Treasury Bills 0.17%, February 18, 2016(SEGSF)		$301,000	300,972

U.S. Treasury Bills 0.16%, February 11, 2016(SEGSF)		276,000	275,975

U.S. Treasury Bills 0.01%, October 8, 2015(SEGSF)		275,000	274,999

U.S. Treasury Bills 0.01%, October 1, 2015(SEGSF)		122,000	122,000

Total short-term investments (cost $13,950,011)			$13,950,322

TOTAL INVESTMENTS

Total investments (cost $184,537,018)(b)			$181,641,601

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $80,005,397) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	12/16/15	$713,584	$715,582	$(1,998)
	Japanese Yen	Buy	11/18/15	1,088,925	1,053,249	35,676
	Japanese Yen	Sell	11/18/15	1,088,925	1,091,499	2,574
Barclays Bank PLC
	Euro	Buy	12/16/15	772,994	774,071	(1,077)
	Euro	Sell	12/16/15	772,994	782,583	9,589
	Hong Kong Dollar	Buy	11/18/15	817,256	816,696	560
	Japanese Yen	Buy	11/18/15	625,737	627,229	(1,492)
	Japanese Yen	Sell	11/18/15	625,737	605,275	(20,462)
	Singapore Dollar	Buy	11/18/15	501,508	502,365	(857)
	Singapore Dollar	Sell	11/18/15	501,508	517,475	15,967
	Swiss Franc	Buy	12/16/15	2,302,806	2,307,125	(4,319)
	Swiss Franc	Sell	12/16/15	2,302,806	2,294,743	(8,063)
Citibank, N.A.
	Australian Dollar	Buy	10/21/15	1,022,095	1,110,767	(88,672)
	Australian Dollar	Sell	10/21/15	1,022,095	1,018,454	(3,641)
	Danish Krone	Buy	12/16/15	1,099,390	1,093,899	5,491
	Euro	Buy	12/16/15	299,397	299,827	(430)
	Euro	Sell	12/16/15	299,397	303,111	3,714
	Japanese Yen	Buy	11/18/15	382,851	357,397	25,454
Credit Suisse International
	Australian Dollar	Buy	10/21/15	604,338	656,756	(52,418)
	Australian Dollar	Sell	10/21/15	604,338	602,199	(2,139)
	British Pound	Buy	12/16/15	2,120,065	2,152,675	(32,610)
	British Pound	Sell	12/16/15	2,120,065	2,145,782	25,717
	Canadian Dollar	Buy	10/21/15	1,183,692	1,347,603	(163,911)
	Euro	Sell	12/16/15	1,245,360	1,260,920	15,560
	Norwegian Krone	Buy	12/16/15	434,342	452,098	(17,756)
	Swiss Franc	Buy	12/16/15	50,723	50,803	(80)
	Swiss Franc	Sell	12/16/15	50,723	50,548	(175)
Deutsche Bank AG
	Australian Dollar	Buy	10/21/15	3,426,477	3,431,705	(5,228)
	Australian Dollar	Sell	10/21/15	3,426,477	3,649,534	223,057
	British Pound	Buy	12/16/15	249,829	252,854	(3,025)
	British Pound	Sell	12/16/15	249,829	253,620	3,791
	Euro	Buy	12/16/15	469,010	474,840	(5,830)
	Euro	Sell	12/16/15	469,010	469,735	725
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	1,570,340	1,564,809	5,531
	Australian Dollar	Sell	10/21/15	1,570,340	1,705,612	135,272
	British Pound	Buy	12/16/15	947,594	959,086	(11,492)
	British Pound	Sell	12/16/15	947,594	962,100	14,506
	Canadian Dollar	Buy	10/21/15	448,211	451,925	(3,714)
	Canadian Dollar	Sell	10/21/15	448,211	475,982	27,771
	Euro	Sell	12/16/15	5,280,950	5,342,834	61,884
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/21/15	2,426,609	2,769,575	(342,966)
	Canadian Dollar	Buy	10/21/15	14,311	16,188	(1,877)
	Euro	Sell	12/16/15	1,234,508	1,249,964	15,456
	Japanese Yen	Buy	11/18/15	1,503,381	1,507,053	(3,672)
	Japanese Yen	Sell	11/18/15	1,503,381	1,454,114	(49,267)
	Norwegian Krone	Buy	12/16/15	1,247,883	1,286,671	(38,788)
	Norwegian Krone	Sell	12/16/15	1,247,883	1,289,681	41,798
	Singapore Dollar	Buy	11/18/15	237,424	249,718	(12,294)
	Swedish Krona	Sell	12/16/15	629,608	626,902	(2,706)
	Swiss Franc	Buy	12/16/15	1,991,780	1,984,777	7,003
	Swiss Franc	Sell	12/16/15	1,991,780	1,996,535	4,755
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	1,442,377	1,509,170	(66,793)
	Australian Dollar	Sell	10/21/15	1,442,377	1,437,508	(4,869)
	British Pound	Sell	12/16/15	696,858	718,348	21,490
	Canadian Dollar	Buy	10/21/15	1,274,128	1,352,867	(78,739)
	Euro	Sell	12/16/15	2,601,260	2,627,373	26,113
	Israeli Shekel	Buy	10/21/15	478,561	498,202	(19,641)
	Japanese Yen	Buy	11/18/15	1,084,520	1,041,010	43,510
	Swiss Franc	Buy	12/16/15	2,455,592	2,447,825	7,767
	Swiss Franc	Sell	12/16/15	2,455,592	2,459,590	3,998
UBS AG
	British Pound	Buy	12/16/15	265,103	269,151	(4,048)
	British Pound	Sell	12/16/15	265,103	268,310	3,207
	Euro	Buy	12/16/15	477,177	483,173	(5,996)
	Euro	Sell	12/16/15	477,177	477,797	620
	Japanese Yen	Buy	11/18/15	133,471	84,060	49,411
	Swiss Franc	Buy	12/16/15	1,182,680	1,198,098	(15,418)
WestPac Banking Corp.
	British Pound	Sell	12/16/15	2,759,608	2,792,309	32,701
	Canadian Dollar	Buy	10/21/15	610,952	648,721	(37,769)
	Euro	Buy	12/16/15	136,720	138,420	(1,700)
	Euro	Sell	12/16/15	136,720	136,920	200

Total						$(245,064)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $170,139,737.
(b)	The aggregate identified cost on a tax basis is $184,740,453, resulting in gross unrealized appreciation and depreciation of $17,846,442 and $20,945,294, respectively, or net unrealized depreciation of $3,098,852.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,732,826, or 1.0% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$4,546,302	$45,470,999	$48,036,941	$1,967	$1,980,360
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $10,836,016, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $10,820,578. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $999,579 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	57.0%
	United Kingdom	10.0
	Japan	7.8
	Ireland	4.4
	France	4.2
	Switzerland	3.1
	Spain	2.7
	Italy	2.5
	Germany	1.9
	Sweden	1.6
	Netherlands	1.2
	South Korea	1.0
	Hong Kong	0.7
	India	0.7
	Belgium	0.5
	Other	0.7

	Total	100.0%
	⌂Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $752,340 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $689,930 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$17,110,372	$17,178,586	$134,892
Consumer staples	8,940,517	10,048,851	—
Energy	5,386,274	1,034,920	—
Financials	15,719,818	11,593,569	752,051
Health care	13,377,237	8,771,167	—
Industrials	8,741,002	6,675,609	—
Information technology	13,231,790	4,838,711	—
Materials	4,174,571	1,231,594	—
Telecommunication services	3,699,606	5,849,378	—
Utilities	6,625,015	1,482,206	—
Total common stocks	97,006,202	68,704,591	886,943
Convertible preferred stocks	—	—	845,883
U.S. treasury obligations	—	247,660	—
Short-term investments	2,140,360	11,809,962	—

Totals by level	$99,146,562	$80,762,213	$1,732,826

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(245,064)	$—

Totals by level	$—	$(245,064)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of December 31, 2014	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Purchases	Sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of September 30, 2015

Common stocks*:
Consumer discretionary	$545,643	$—	$—	$(52,019)	$219,415	$(578,147)	$—	$—	$134,892
Financials	$645,705	—	—	106,346	—	—	—	—	752,051
Total common stocks	$1,191,348	—	—	54,327	219,415	(578,147)	—	—	$886,943
Convertible preferred stocks	$—	$—	$—	$44,040	$801,843	$—	$—	$—	$845,883

Totals:	$1,191,348	$—	$—	$98,367	$1,021,258	$(578,147)	$—	$—	$1,732,826

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $155,084 related to Level 3 securities still held at period end.
The table below represents quantitative information on internally priced Level 3 securities that were valued using unobservable inputs:
Description	Fair Value	Valuation Techniques		Unobservable Input	Range of unobservable inputs (Weighted Average)		Impact to Valuation from an Increase in Input (1)

Private Equity	$845,883	Market transaction price		Liquidity Discount	10%		Decrease
				EV/sales multiple	0.8x-2.5x (1.7x)		Increase
Private Equity	$134,892	Comparable multiples		Liquidity discount	25%		Decrease
Private Equity	$752,051	Comparable multiples		Liquidity Discount	10%		Decrease
				Discount Rates (WACC)	12%		Decrease
				Deposit Growth	57%-85% (72.3%)		Increase
				Market Capitalization/deposits	25%		Increase
(1) Expected directional change in fair value that would result from an increase in the unobservable input.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$870,868	$1,115,932

Total	$870,868	$1,115,932

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$75,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$38,250	$26,116	$34,659	$41,277	$227,573	$244,964	$69,012	$102,878	$53,238	$32,901	$870,868

	Total Assets	$38,250	$26,116	$34,659	$41,277	$227,573	$244,964	$69,012	$102,878	$53,238	$32,901	$870,868

	Liabilities:
	Forward currency contracts#	$1,998	$36,270	$92,743	$269,089	$14,083	$15,206	$451,570	$170,042	$25,462	$39,469	$1,115,932

	Total Liabilities	$1,998	$36,270	$92,743	$269,089	$14,083	$15,206	$451,570	$170,042	$25,462	$39,469	$1,115,932

	Total Financial and Derivative Net Assets	$36,252	$(10,154)	$(58,084)	$(227,812)	$213,490	$229,758	$(382,558)	$(67,164)	$27,776	$(6,568)	$(245,064)
	Total collateral received (pledged)##†	$—	$(9,998)	$—	$(210,000)	$160,000	$229,758	$(382,558)	$—	$—	$—
	Net amount	$36,252	$(156)	$(58,084)	$(17,812)	$53,490	$—	$—	$(67,164)	$27,776	$(6,568)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015